Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Net cash and Due from Banks	$ 1,995,884,822	$ 1,393,686,854	$ 1,440,233,266
Argentine Central Bank's Bills and Notes Maturing up to 90 Days	26,543,350	2,242,639,562	1,101,389,597
Reverse repurchase Transactions Debtors	1,160,625,855	358,375,689	1,228,501,588
Loans to Financial Institutions	6,000,000	16,407,135	39,929,501
Overnight Placements in Foreign Banks	17,579,519	78,447,226	34,065,960
Mutual Funds	48,786,211	32,881,801	26,945,400
Time Deposits	11,919,770	9,122,151	23,070,025
Total Cash and Cash Equivalents	$ 3,267,339,527	$ 4,131,560,418	$ 3,894,135,337	$ 3,468,524,927